Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	€ 19,220	€ 21,138	€ 23,761
Cost of sales	(10,356)	(12,592)	(13,660)
Gross profit	8,864	8,546	10,101
Research and development expenses	(4,512)	(4,277)	(4,503)
Selling, general and administrative expenses	(2,890)	(2,878)	(2,956)
Other operating income	432	167	95
Other operating expenses	105	103	(438)
Operating profit/(loss)	1,999	1,661	2,299
Share of results of associates and joint ventures	7	(39)	(26)
Financial income	405	426	178
Financial expenses	(320)	(579)	(282)
Profit before tax	2,091	1,469	2,169
Income tax (expense)/benefit	(380)	(820)	2,033
Profit from continuing operations	1,711	649	4,202
(Loss)/profit from discontinued operations	(427)	30	57
Profit for the year	1,284	679	4,259
Attributable to:
Equity holders of the parent	1,277	665	4,250
Non-controlling interests	€ 7	€ 14	€ 9
Basic
Profit from continuing operations (in EUR per share)	€ 0.31	€ 0.11	€ 0.75
Profit/(loss) for the year (in EUR per share)	0.23	0.12	0.76
Diluted
Profit from continuing operations (in EUR per share)	0.31	0.11	0.74
Profit/(loss) for the year (in EUR per share)	€ 0.23	€ 0.12	€ 0.75